Schedule of Investments (unaudited)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 5.38%, 01/15/33(a)(b)	USD	250	$ 245,474
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/26		1,385	1,285,138
Series 2022-1, Class A, 2.21%, 03/15/27		1,711	1,612,976
Series 2022-2, Class A, 3.39%, 05/15/27		3,884	3,770,226
Series 2022-3, Class A, 3.75%, 08/15/27		5,051	4,937,811
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 08/18/25		975	958,220
Series 2021-3, Class A3, 0.76%, 08/18/26		1,400	1,336,139
Series 2022-1, Class A3, 2.45%, 11/18/26		797	771,422
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 5.46%, 01/28/31(a)(b)		470	463,890
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 5.42%, 05/15/36(a)(b)		500	483,256
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 5.83%, 11/21/30(a)(b)		800	777,857
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		4,763	4,631,672
Series 2022-A2, Class A2, 5.00%, 04/17/28		1,087	1,097,494
Bain Capital Credit CLO Ltd., Series 2021-5A, Class B, (3 mo. LIBOR US + 1.65%), 5.98%, 10/23/34(a)(b)		500	477,264
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 5.24%, 07/20/29(a)(b)		645	640,684
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 5.34%, 01/20/31(a)(b)		500	492,985
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/35(a)		102	100,529
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 5.98%, 10/19/34(a)(b)		250	239,995
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 6.11%, 07/25/34(a)(b)		250	238,710
BMW Vehicle Owner Trust
Series 2019-A, Class A4, 1.95%, 01/26/26		1,101	1,090,953
Series 2022-A, Class A3, 3.21%, 08/25/26		2,722	2,650,717
Canyon CLO Ltd., Series 2021-4A, Class B, (3 mo. LIBOR US + 1.70%), 5.78%, 10/15/34(a)(b)		250	239,052
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,192,741
Series 2022-A2, Class A, 3.49%, 05/15/27		7,105	6,909,627
Series 2022-A3, Class A, 4.95%, 10/15/27		193	194,473
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		2,113	2,064,096
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		905	875,148
Series 2021-2, Class A3, 0.52%, 02/17/26		877	843,507
Series 2022-2, Class A3, 3.49%, 02/16/27		3,234	3,144,237
Series 2022-3, Class A3, 3.97%, 04/15/27		1,390	1,362,646
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.18%, 07/17/31(a)(b)		500	491,279
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 5.24%, 01/20/31(a)(b)		1,500	1,481,521
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 5.37%, 01/20/31(a)(b)		875	840,837
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.53%, 10/22/31(a)(b)	USD	1,000	$ 986,748
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 5.29%, 04/23/29(a)(b)		469	463,941
CNH Equipment Trust
Series 2019-B, Class A3, 2.52%, 08/15/24		163	162,207
Series 2022-B, Class A3, 3.89%, 08/16/27		614	593,290
College Ave Student Loans LLC
Series 2021-B, Class A1, (1 mo. LIBOR US + 0.80%), 5.19%, 06/25/52(a)(b)		229	213,899
Series 2021-C, Class B, 2.72%, 07/26/55(a)		100	81,618
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		116	115,129
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		970	932,844
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		780	759,501
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		452	454,019
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 5.32%, 07/15/36(a)(b)		250	240,413
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 5.83%, 10/15/36(a)(b)		250	241,131
Discover Card Execution Notes Trust
Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 4.92%, 12/15/26(b)		925	924,995
Series 2022-A3, Class A3, 3.56%, 07/15/27		4,148	4,026,841
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		617	596,082
Drive Auto Receivables Trust, Series 2021-3, Class A3, 0.79%, 10/15/25		1,137	1,129,353
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3 mo. LIBOR US + 1.02%), 5.10%, 04/15/29(a)(b)		228	225,806
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/34(a)(b)		1,000	972,429
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 5.78%, 10/15/30(a)(b)		700	672,648
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		82	69,518
ELFI Graduate Loan Program LLC, Series 2022-A, Class A, 4.51%, 08/26/47(a)		541	512,607
Enterprise Fleet Financing LLC, Series 2020-1, Class A2, 1.78%, 12/22/25(a)		197	195,988
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)		565	547,456
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	510	367,444
Ford Credit Auto Owner Trust
Series 2021-A, Class A3, 0.30%, 08/15/25	USD	422	409,432
Series 2022-B, Class A4, 3.93%, 08/15/27		417	405,835
Series 2022-D, Class A3, 5.27%, 05/17/27		993	1,002,855
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 5.55%, 05/16/38(a)(b)		310	301,520
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 5.73%, 07/24/30(a)(b)		249	241,023
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.48%, 01/22/31(a)(b)		1,500	1,481,519
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	253,584

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3, 3.10%, 02/16/27	USD	931	$ 901,676
Series 2022-2, Class A4, 3.25%, 04/17/28		629	600,804
Series 2022-3, Class A4, 3.71%, 12/16/27		887	860,705
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		150	114,499
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		134	97,356
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		114	87,561
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		81	65,866
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		851	787,551
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		658	657,127
Series 2019-4, Class A4, 1.87%, 01/20/26		500	495,733
Series 2020-1, Class A4, 1.63%, 10/21/26		900	883,438
Series 2021-1, Class A3, 0.27%, 04/21/25		722	698,665
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		700	661,188
Series 2022-B, Class A3, 3.72%, 11/16/26		507	496,525
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 6.16%, 07/25/34(a)(b)		250	239,459
KKR CLO 13 Ltd., Series 13, Class A1R, (3 mo. LIBOR US + 0.80%), 4.88%, 01/16/28(a)(b)		64	63,941
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 5.12%, 04/20/28(a)(b)		118	116,711
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	279,982
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 5.62%, 07/15/36(a)(b)		220	211,412
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		284	270,281
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	120,024
Mosaic Solar Loan Trust
Series 2022-1A, Class A, 2.64%, 01/20/53(a)		208	172,872
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		180	169,223
Series 2022-3A, Class A, 6.16%, 06/20/53(a)		224	223,377
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 5.22%, 11/15/68(a)(b)		1,528	1,499,275
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		312	294,433
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		115	105,320
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		402	364,732
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		509	457,317
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		721	639,732
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		985	839,651
Series 2021-A, Class A, 0.84%, 05/15/69(a)		83	71,884
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		507	428,370
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 5.01%, 04/15/60(a)(b)		481	442,396
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		1,548	1,445,624
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		736	650,869
Series 2021-CA, Class AFL, (1 mo. LIBOR US + 0.74%), 5.09%, 04/20/62(a)(b)		548	531,643
OCP CLO Ltd., Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 5.94%, 10/20/34(a)(b)		250	238,614
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 5.73%, 10/15/34(a)(b)		300	285,565
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 5.05%, 04/15/31(a)(b)		435	428,489
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)	USD	1,990	$ 1,840,163
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/35(a)		689	649,630
OZLM XXII Ltd., Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 5.58%, 01/17/31(a)(b)		250	237,258
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 5.21%, 01/17/31(a)(b)		1,250	1,237,407
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/31(a)(b)		250	246,677
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3 mo. LIBOR US + 0.80%), 5.04%, 07/20/29(a)(b)		759	748,252
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3 mo. LIBOR US + 1.00%), 5.24%, 10/20/31(a)(b)		750	730,634
PFS Financing Corp.
Series 2020-A, Class A, 1.27%, 06/15/25(a)		1,000	979,718
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	349,083
Series 2021-A, Class A, 0.71%, 04/15/26(a)		230	216,414
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	688,483
Pikes Peak CLO 8, Series 2021-8A, Class B, (3 mo. LIBOR US + 1.75%), 5.99%, 07/20/34(a)(b)		250	239,639
Prodigy Finance DAC, Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 5.64%, 07/25/51(a)(b)		112	108,592
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		527	433,411
RAD CLO 1 Ltd., Series 2018-1A, Class AR, (3mo. LIBOR US + 0.98%), 5.06%, 07/15/31(a)(b)		500	492,105
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		421	349,892
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		140	140,778
Santander Drive Auto Receivables Trust
Series 2021-4, Class A3, 0.51%, 08/15/25		229	227,955
Series 2022-3, Class A3, 3.40%, 12/15/26		1,080	1,060,191
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 4.94%, 06/25/43(b)		185	180,496
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 5.82%, 05/15/31(a)(b)		407	404,570
Series 2016-B, Class A2B, (1 mo. LIBOR US + 1.45%), 5.77%, 02/17/32(a)(b)		434	431,128
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 5.22%, 09/15/34(a)(b)		1,071	1,057,791
Series 2019-B, Class A2B, (1 mo. LIBOR US + 1.00%), 5.32%, 06/15/37(a)(b)		881	859,616
Series 2021-A, Class A2A1, (1 mo. LIBOR US + 0.73%), 5.05%, 01/15/53(a)(b)		1,038	993,562
Series 2021-A, Class APL, (1 mo. LIBOR US + 0.73%), 5.05%, 01/15/53(a)(b)		1,220	1,173,287
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		846	769,552
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		880	812,852
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		10	9,945
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		262	237,367
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		342	306,363
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 5.20%, 01/15/34(a)(b)		1,000	979,222
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,363,854

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26	USD	1,241	$ 1,199,822
Series 2022-B, Class A4, 3.11%, 08/16/27		573	543,517
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		98	97,262
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		1,223	1,162,292
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 5.23%, 10/15/31(a)(b)		1,000	986,684
Westlake Automobile Receivables Trust, Series 2021-1A, Class A2A, 0.39%, 10/15/24(a)		92	91,499
Total Asset-Backed Securities — 27.0% (Cost: $117,377,560)			113,161,104
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co.
2.80%, 03/01/23		450	448,321
2.20%, 02/04/26		675	613,280
Raytheon Technologies Corp.
3.65%, 08/16/23		30	29,747
3.13%, 05/04/27		1,400	1,303,705
			2,395,053
Automobiles — 0.9%
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)		150	132,164
Honda Motor Co. Ltd., 2.53%, 03/10/27		350	319,766
Mercedes-Benz Finance North America LLC
5.50%, 11/27/24(a)		455	457,571
1.45%, 03/02/26(a)		315	281,763
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26(a)		186	155,280
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)		755	701,319
2.65%, 03/17/26(c)	EUR	100	99,218
3.20%, 09/17/28(c)		155	145,258
Stellantis NV
2.38%, 04/14/23(c)		695	741,737
3.75%, 03/29/24(c)		135	144,290
Traton Finance Luxembourg SA
0.00%, 06/14/24(c)		500	504,517
4.13%, 11/22/25(c)		100	106,007
			3,788,890
Banks — 8.9%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	USD	910	913,652
Bank Leumi Le-Israel BM, 3.28%, 01/29/31(a)(c)		200	177,000
Bank of America Corp.
3.55%, 03/05/24		2,340	2,331,192
0.52%, 06/14/24		772	753,635
1.84%, 02/04/25		500	479,385
0.98%, 09/25/25		1,600	1,472,601
1.53%, 12/06/25		1,610	1,484,904
1.32%, 06/19/26		234	210,716
4.83%, 07/22/26		807	797,570
6.20%, 11/10/28		50	51,624
Bank of Nova Scotia, 5.25%, 12/06/24		1,000	1,001,845
Barclays PLC
1.01%, 12/10/24		1,200	1,142,288
3.93%, 05/07/25		800	775,790
5.50%, 08/09/28		595	576,279
Security		Par (000)	Value
Banks (continued)
BPCE SA, 2.05%, 10/19/27(a)	USD	295	$ 254,274
Citigroup, Inc.
0.98%, 05/01/25		1,150	1,076,907
3.11%, 04/08/26		1,360	1,287,352
5.61%, 09/29/26		570	572,438
1.12%, 01/28/27		100	87,149
1.46%, 06/09/27		580	503,097
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		270	242,765
Danske Bank A/S
0.98%, 09/10/25(a)		600	547,796
1.62%, 09/11/26(a)		580	510,827
Discover Bank, 2.45%, 09/12/24		250	236,473
HSBC Holdings PLC
3.00%, 03/10/26		420	394,748
2.25%, 11/22/27		865	749,129
7.39%, 11/03/28		465	488,692
Huntington Bancshares, Inc., 4.44%, 08/04/28		470	447,685
ING Groep NV
0.10%, 09/03/25(c)	EUR	100	100,072
1.73%, 04/01/27	USD	280	247,094
1.38%, 01/11/28(c)	EUR	200	187,861
JPMorgan Chase & Co.
0.70%, 03/16/24	USD	470	465,057
3.80%, 07/23/24		632	625,720
4.02%, 12/05/24		1,975	1,945,539
2.30%, 10/15/25		940	885,811
2.60%, 02/24/26		1,020	958,963
2.08%, 04/22/26		821	762,131
1.05%, 11/19/26		800	705,629
4.85%, 07/25/28		20	19,496
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25		965	876,306
4.79%, 07/18/25		1,420	1,405,846
Mizuho Financial Group, Inc., 1.23%, 05/22/27		200	173,230
NatWest Group PLC
2.36%, 05/22/24		645	635,762
1.64%, 06/14/27		1,145	990,953
NatWest Markets PLC, 1.60%, 09/29/26(a)		427	370,762
PSA Banque France SA, 0.75%, 04/19/23(c)	EUR	755	803,504
Royal Bank of Canada, 6.00%, 11/01/27	USD	649	676,544
Standard Chartered PLC, 0.99%, 01/12/25(a)		535	504,852
Sumitomo Mitsui Financial Group, Inc., 0.95%, 01/12/26		825	726,561
Svenska Handelsbanken AB, 1.42%, 06/11/27(a)		550	481,720
U.S. Bancorp, 2.22%, 01/27/28		600	539,316
UniCredit SpA, 2.57%, 09/22/26(a)		570	504,749
Wells Fargo & Co.
3.91%, 04/25/26		1,385	1,346,092
3.53%, 03/24/28		1,005	930,631
			37,438,014
Beverages — 0.1%
Asahi Group Holdings Ltd., 0.01%, 04/19/24(c)	EUR	525	536,290
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/24	USD	260	248,731
3.80%, 03/15/25		700	682,227
2.95%, 11/21/26		575	534,741
0.75%, 11/18/27	EUR	175	164,293

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.
3.65%, 03/01/26	USD	335	$ 322,962
2.95%, 03/01/27		350	325,595
			2,278,549
Capital Markets — 2.4%
Bank of New York Mellon, 5.22%, 11/21/25		700	701,839
Bank of New York Mellon Corp.
4.41%, 07/24/26		105	103,399
5.80%, 10/25/28		40	41,362
Blackstone Private Credit Fund
3.25%, 03/15/27		434	365,411
4.00%, 01/15/29		305	251,633
Deutsche Bank AG
1.45%, 04/01/25		345	320,419
2.55%, 01/07/28		1,330	1,130,559
Goldman Sachs Group, Inc.
0.66%, 09/10/24		620	596,463
3.50%, 01/23/25		450	434,698
3.27%, 09/29/25		1,410	1,358,716
2.64%, 02/24/28		410	365,058
Series VAR, 1.09%, 12/09/26		500	440,763
Morgan Stanley
3.13%, 01/23/23		170	169,844
0.53%, 01/25/24		285	283,088
0.73%, 04/05/24		70	68,996
0.79%, 01/22/25		1,100	1,040,654
0.79%, 05/30/25		500	464,847
2.48%, 01/21/28		285	253,238
6.30%, 10/18/28		800	825,844
UBS Group AG
1.01%, 07/30/24(a)		645	627,163
1.25%, 09/01/26(c)	EUR	200	192,981
4.70%, 08/05/27(a)	USD	200	193,298
			10,230,273
Chemicals — 0.1%
LYB International Finance III LLC, 1.25%, 10/01/25		491	438,024
Commercial Services & Supplies — 0.3%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25		640	603,515
Conti-Gummi Finance BV, 1.13%, 09/25/24(c)	EUR	395	405,883
Republic Services, Inc., 0.88%, 11/15/25	USD	365	326,904
			1,336,302
Consumer Finance — 2.5%
American Express Co., 2.55%, 03/04/27		1,105	1,005,222
Capital One Financial Corp.
3.90%, 01/29/24		400	394,986
3.20%, 02/05/25		400	384,576
2.64%, 03/03/26		1,020	955,379
4.93%, 05/10/28		620	600,226
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	493,425
General Motors Financial Co., Inc.
2.90%, 02/26/25		600	568,293
6.05%, 10/10/25		900	915,429
2.35%, 02/26/27		340	296,927
2.70%, 08/20/27		300	262,245
Hyundai Capital America, 1.65%, 09/17/26(a)		415	364,735
Synchrony Financial
4.38%, 03/19/24		1,150	1,129,296
4.88%, 06/13/25		24	23,385
4.50%, 07/23/25		582	557,881
Toyota Motor Credit Corp.
4.40%, 09/20/24		535	529,953
Security		Par (000)	Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
5.40%, 11/10/25	USD	800	$ 812,304
Volkswagen Leasing GmbH
1.00%, 02/16/23(c)	EUR	930	992,954
1.63%, 08/15/25(c)		125	125,889
			10,413,105
Containers & Packaging — 0.1%
Sonoco Products Co., 2.25%, 02/01/27	USD	325	288,985
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24		250	236,696
3.50%, 01/15/25		450	428,571
2.45%, 10/29/26		510	445,965
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		640	542,183
LSEGA Financing PLC, 1.38%, 04/06/26(a)		816	715,043
			2,368,458
Diversified Telecommunication Services — 0.3%
AT&T Inc., 1.70%, 03/25/26		665	599,296
NTT Finance Corp., 4.37%, 07/27/27(a)		275	268,597
Verizon Communications, Inc.
3.88%, 02/08/29		195	182,962
1.75%, 01/20/31		485	376,281
			1,427,136
Electric Utilities — 1.0%
Duke Energy Corp., 5.00%, 12/08/25		610	608,678
Edison International, 4.70%, 08/15/25		860	841,471
Enel Finance International NV, 1.13%, 09/16/26(c)	EUR	225	221,455
Eversource Energy, 2.90%, 03/01/27	USD	750	690,523
Exelon Corp., 2.75%, 03/15/27(a)		170	155,904
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)	EUR	295	294,719
NextEra Energy Capital Holdings, Inc., 1.88%, 01/15/27	USD	550	486,781
Pacific Gas & Electric Co., 3.45%, 07/01/25		255	241,397
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		340	322,718
Virginia Electric and Power Co., Series B, 3.75%, 05/15/27		355	338,786
			4,202,432
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	329,730
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.
3.00%, 06/15/23		82	81,127
2.40%, 03/15/25		1,405	1,321,786
0.45%, 01/15/27	EUR	390	357,688
3.65%, 03/15/27	USD	310	289,534
0.50%, 01/15/28	EUR	100	87,845
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	USD	200	182,038
Crown Castle, Inc.
3.70%, 06/15/26		500	475,418
1.05%, 07/15/26		820	708,483
Digital Euro Finco LLC, 2.63%, 04/15/24(c)	EUR	515	534,567
Equinix, Inc.
1.25%, 07/15/25	USD	1,050	949,425
1.80%, 07/15/27		600	513,568

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc., 1.35%, 02/01/27	USD	220	$ 190,437
VICI Properties LP, 4.38%, 05/15/25		730	707,974
			6,399,890
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26(a)		125	109,474
CVS Health Corp., 4.30%, 03/25/28		700	677,070
			786,544
Food Products — 0.1%
General Mills, Inc.
5.24%, 11/18/25		155	155,386
0.45%, 01/15/26	EUR	385	375,156
			530,542
Health Care Equipment & Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.60%, 11/15/25(a)	USD	1,050	1,056,469
Thermo Fisher Scientific, Inc., 4.80%, 11/21/27		590	591,915
			1,648,384
Health Care Providers & Services — 0.7%
Becton Dickinson Euro Finance Sarl
0.63%, 06/04/23	EUR	665	706,062
1.21%, 06/04/26		100	98,024
Elevance Health, Inc., 5.35%, 10/15/25	USD	860	869,519
Fresenius Finance Ireland PLC, 0.00%, 10/01/25(c)	EUR	310	295,892
HCA, Inc.
5.25%, 04/15/25	USD	400	397,669
3.13%, 03/15/27(a)		305	277,300
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	102,172
UnitedHealth Group, Inc., 5.15%, 10/15/25		230	232,623
			2,979,261
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26		245	210,690
Industrial Conglomerates — 0.5%
CRH Finance DAC, 3.13%, 04/03/23(c)	EUR	690	739,015
General Electric Co., 1.88%, 05/28/27		175	172,844
Holcim Finance Luxembourg SA, 0.13%, 07/19/27(c)		285	258,025
John Deere Capital Corp., 4.05%, 09/08/25	USD	565	556,067
Roper Technologies, Inc., 1.00%, 09/15/25		465	416,623
			2,142,574
Insurance — 0.6%
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27		315	289,344
MassMutual Global Funding II, 2.80%, 03/21/25(a)		829	791,034
Met Tower Global Funding, 3.70%, 06/13/25(a)		800	775,689
Metropolitan Life Global Funding I, 2.80%, 03/21/25(a)		795	762,184
			2,618,251
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 3.50%, 08/15/27		995	927,340
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc., 4.60%, 12/01/25		1,095	1,092,304
Booking Holdings, Inc., 1.80%, 03/03/27	EUR	200	197,321
			1,289,625
IT Services — 0.5%
Global Payments, Inc.
1.20%, 03/01/26	USD	800	697,326
2.15%, 01/15/27		1,615	1,408,847
			2,106,173
Media — 0.6%
Comcast Corp.
5.25%, 11/07/25		250	253,276
Security		Par (000)	Value
Media (continued)
Comcast Corp.
2.35%, 01/15/27	USD	1,303	$ 1,183,902
4.15%, 10/15/28		740	709,621
Publicis Groupe SA, 1.63%, 12/16/24(c)	EUR	300	309,795
			2,456,594
Metals & Mining — 0.2%
Nucor Corp.
2.00%, 06/01/25	USD	90	83,757
4.30%, 05/23/27		525	512,150
Steel Dynamics, Inc., 2.40%, 06/15/25		25	23,442
			619,349
Multi-Utilities — 0.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	243,302
ONE Gas, Inc., 1.10%, 03/11/24		1,282	1,229,264
Redexis Gas Finance BV, 1.88%, 05/28/25(c)	EUR	300	303,323
Sempra Energy, 3.30%, 04/01/25	USD	320	306,864
			2,082,753
Oil, Gas & Consumable Fuels — 1.2%
BP Capital Markets PLC, 1.95%, 03/03/25(c)	EUR	360	372,129
Enbridge, Inc., 2.50%, 02/14/25	USD	670	632,064
Energy Transfer LP
3.60%, 02/01/23		150	149,712
4.50%, 04/15/24		500	492,882
2.90%, 05/15/25		910	856,988
Kinder Morgan, Inc., 4.30%, 06/01/25		800	784,548
Marathon Petroleum Corp., 4.70%, 05/01/25		235	231,407
MPLX LP, 1.75%, 03/01/26		655	583,847
Pioneer Natural Resources Co., 1.13%, 01/15/26		310	276,305
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	500,121
TotalEnergies Capital International SA, 0.75%, 07/12/28(c)	EUR	200	184,858
			5,064,861
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(a)	USD	200	186,163
Fibria Overseas Finance Ltd., 5.50%, 01/17/27		26	26,029
Inversiones CMPC SA, 4.38%, 04/04/27(a)		200	193,100
Suzano Austria GmbH
5.75%, 07/14/26(a)		200	200,538
3.75%, 01/15/31		29	24,211
			630,041
Pharmaceuticals — 0.0%
Bayer AG, 0.75%, 01/06/27(c)	EUR	200	189,217
Road & Rail — 0.6%
Canadian Pacific Railway Co., 1.75%, 12/02/26	USD	245	218,329
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23(a)		505	502,311
1.20%, 11/15/25(a)		1,130	994,271
Ryder System, Inc., 2.85%, 03/01/27		370	334,000
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)		570	485,180
2.30%, 06/15/28(a)		200	163,998
			2,698,089
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,200	1,135,068
Broadcom, Inc., 3.63%, 10/15/24		1,515	1,475,058
Intel Corp., 3.75%, 08/05/27		320	307,418
NXP BV/NXP Funding LLC, 4.88%, 03/01/24		1,800	1,784,025

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25	USD	1,465	$ 1,376,001
Texas Instruments, Inc., 4.60%, 02/15/28		160	159,782
			6,237,352
Software — 0.7%
Oracle Corp.
5.80%, 11/10/25		310	316,939
1.65%, 03/25/26		630	563,990
2.65%, 07/15/26		43	39,522
3.25%, 11/15/27		585	537,302
VMware, Inc., 1.40%, 08/15/26		1,610	1,403,544
			2,861,297
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 4.00%, 07/15/24		290	285,005
Tobacco — 0.7%
Altria Group, Inc., 2.35%, 05/06/25		260	244,897
BAT Capital Corp.
2.79%, 09/06/24		700	669,820
3.56%, 08/15/27		1,555	1,420,589
Louis Dreyfus Co. Finance BV, 2.38%, 11/27/25(c)	EUR	305	310,628
Philip Morris International, Inc., 0.13%, 08/03/26		320	298,756
			2,944,690
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.30%, 02/01/25	USD	240	223,447
1.88%, 08/15/26		285	247,533
			470,980
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		225	222,347
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		224	200,576
2.25%, 02/15/26		57	51,850
3.75%, 04/15/27		900	847,703
			1,322,476
Total Corporate Bonds — 30.2% (Cost: $133,244,789)			126,973,219
Foreign Agency Obligations
Canada — 0.3%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,375,771
Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		200	159,663
Peru — 0.1%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		200	181,725
Qatar — 0.0%
QatarEnergy Trading LLC, 2.25%, 07/12/31(a)		200	165,037
Saudi Arabia — 0.1%
SABIC Capital I BV, 2.15%, 09/14/30(c)		232	194,561
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	213,028
			407,589
Total Foreign Agency Obligations — 0.5% (Cost: $2,514,601)			2,289,785
Security		Par (000)	Value
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 3.24%, 02/06/28	USD	210	$ 194,552
Indonesia — 0.1%
Republic of Indonesia, 3.55%, 03/31/32		271	245,962
Peru — 0.0%
Republic of Peru
4.13%, 08/25/27		43	41,208
2.78%, 01/23/31		94	77,715
1.86%, 12/01/32		45	32,844
			151,767
Qatar — 0.1%
State of Qatar, 3.75%, 04/16/30(a)		251	242,184
Romania — 0.0%
Republic of Romania, 3.63%, 03/27/32(a)		86	68,198
Uruguay — 0.0%
Republic of Uruguay
4.38%, 10/27/27		40	40,320
4.38%, 01/23/31		63	62,759
			103,079
Total Foreign Government Obligations — 0.2% (Cost: $1,129,156)			1,005,742
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.7%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		156	140,770
Series 2022-1, Class A1, 2.88%, 12/25/66(a)(d)		273	238,541
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		321	290,101
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(d)		288	280,022
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		164	145,638
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		137	126,986
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.76%, 05/20/34(b)		27	24,882
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		315	288,430
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 4.87%, 03/25/50(a)(b)		463	424,855
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		272	237,931
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		549	440,900
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(d)		196	190,554
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		297	276,009
Series 2016-2, Class A1, 4.85%, 06/25/46(a)(b)		89	81,861
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		393	328,237
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		452	376,383
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		314	256,058
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		375	345,178

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
OBX Trust
Series 2020-EXP3, Class 2A1B, (1 mo. LIBOR US + 0.90%), 5.29%, 01/25/60(a)(b)	USD	1,000	$ 969,667
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		205	170,486
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		354	293,645
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		472	393,080
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(d)		162	158,958
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		208	190,221
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(d)		164	142,257
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(d)		408	384,848
			7,196,498
Commercial Mortgage-Backed Securities — 14.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 5.12%, 09/15/34(a)(b)		600	584,874
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 04/15/34(a)(b)		420	385,494
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		1,375	1,318,270
Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,206,808
Series 2022-BNK42, Class A5, 4.49%, 06/15/55(b)		350	334,433
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	341,241
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	229,462
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 5.07%, 04/15/36(a)(b)		1,000	957,967
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(b)		2,500	2,393,707
Series 2018-B2, Class ASB, 3.78%, 02/15/51(b)		1,750	1,682,578
Series 2018-B5, Class C, 4.61%, 07/15/51(b)		500	418,503
Series 2022-B34, Class AM, 3.83%, 04/15/55(b)		265	227,156
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. CME Term SOFR + 1.03%), 5.37%, 10/15/36(a)(b)		595	587,270
Series 2022-LP2, Class A, (1 mo. CME Term SOFR + 1.01%), 5.35%, 02/15/39(a)(b)		278	268,363
BX Trust
Series 2018-BILT, Class D, (1 mo. LIBOR US + 1.77%), 6.09%, 05/15/30(a)(b)		270	255,743
Series 2021-ARIA, Class A, (1 mo. LIBOR US + 0.90%), 5.22%, 10/15/36(a)(b)		795	756,118
Series 2022-IND, Class A, (1 mo. CME Term SOFR + 1.49%), 5.82%, 04/15/37(a)(b)		840	822,334
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	483,347
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	482,291
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	750,486
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,142	1,085,276
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	740,829
Series 2015-GC27, Class A5, 3.14%, 02/10/48		1,395	1,326,008
Series 2015-GC33, Class A4, 3.78%, 09/10/58		1,060	1,008,770
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,396	1,336,674
Series 2016-P4, Class AAB, 2.78%, 07/10/49		1,027	981,416
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	500,964
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%, 08/10/46(b)	USD	1,750	$ 1,738,134
Series 2013-CR8, Class B, 3.90%, 06/10/46(a)(b)		300	294,607
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		19	18,467
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		186	184,269
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	974,591
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,250	1,221,724
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	977,307
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		422	413,778
Series 2015-CR23, Class A4, 3.50%, 05/10/48		1,500	1,425,208
Series 2015-CR24, Class B, 4.34%, 08/10/48(b)		500	462,130
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,524,220
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	523,199
Credit Suisse Mortgage Capital Trust, Series 2021-980M, Class C, 3.20%, 07/15/31(a)		170	138,655
Credit Suisse Mortgage Trust, Series 2022-NWPT, Class A, (1 mo. CME Term SOFR + 3.14%), 7.48%, 09/09/24(a)(b)		280	274,596
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	854,394
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, (1 mo. LIBOR US + 0.70%), 5.02%, 11/15/38(a)(b)		290	278,358
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.61%, 04/25/48(a)(b)		290	276,774
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.05%, 07/10/46(b)		625	620,037
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		341	338,427
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		470	457,987
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,181,052
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		1,129	1,088,610
Series 2021-STAR, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 12/15/36(a)(b)		580	556,612
Series 2022-ECI, Class A, (1 mo. CME Term SOFR + 2.19%), 6.53%, 08/15/39(a)(b)		760	751,318
Series 2022-SHIP, Class A, (1 mo. CME Term SOFR + 0.73%), 5.07%, 08/15/36(a)(b)		650	640,902
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 05/15/38(a)(b)		552	536,061
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1 mo. CME Term SOFR + 2.25%), 6.58%, 10/15/39(a)(b)		500	499,844
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		540	505,843
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	485,260
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		380	364,414
Series 2015-C28, Class ASB, 3.04%, 10/15/48		683	662,981
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	398,922
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.25%), 5.57%, 09/15/29(a)(b)		207	201,017
Series 2019-MFP, Class A, (1 mo. LIBOR US + 0.96%), 5.28%, 07/15/36(a)(b)		331	325,191
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 04/15/38(a)(b)		142	137,997
Series 2022-NXSS, Class A, (1 mo. CME Term SOFR + 2.18%), 6.52%, 08/15/39(a)(b)		180	179,547
Series 2022-OPO, Class B, 3.38%, 01/05/39(a)		150	121,848
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		100	71,882

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 5.02%, 03/15/38(a)(b)	USD	531	$ 513,985
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 04/15/38(a)(b)		135	130,925
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.07%, 07/15/46(b)		2,000	1,984,177
Series 2014-C15, Class A4, 4.05%, 04/15/47		1,850	1,812,546
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	312,409
Series 2016-C30, Class ASB, 2.73%, 09/15/49		190	181,556
Series 2016-C31, Class A5, 3.10%, 11/15/49		1,525	1,398,312
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 5.73%, 03/15/39(a)(b)		700	682,197
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 01/15/36(a)(b)		580	547,169
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,290	1,224,099
SREIT Trust, Series 2021-MFP2, Class A, (1 mo. LIBOR US + 0.82%), 5.14%, 11/15/36(a)(b)		395	380,140
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 6.52%, 05/15/37(a)(b)		270	262,167
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		769	749,090
Series 2015-C26, Class B, 3.78%, 02/15/48		515	475,687
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	470,967
Series 2015-C29, Class A4, 3.64%, 06/15/48		2,000	1,904,149
Series 2016-LC24, Class A3, 2.68%, 10/15/49		841	767,430
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,562,479
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	700,820
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	172,786
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	707,301
			60,112,936
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.71%, 09/15/48(b)		4,331	68,657
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.86%, 05/10/48(b)		1,885	28,964
Series 2015-LC21, Class XA, 0.66%, 07/10/48(b)		4,534	57,719
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.86%, 01/15/49(b)		609	28,587
			183,927
Mortgage-Backed Securities — 1.0%
Fannie Mae, Series 2022-65, Class FB, (SOFR30A + 0.80%), 4.73%, 09/25/52(b)		4,057	3,981,822
Total Non-Agency Mortgage-Backed Securities — 17.0% (Cost: $77,520,914)			71,475,183
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.4%
Southern Co., 4.48%(d)(e)		1,490	1,471,331
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		150	145,815
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2019-73, Class P, 3.00%, 03/25/48	USD	592	$ 552,105
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		65	64,505
Series 3986, Class M, 4.50%, 09/15/41		23	23,055
Series 4274, Class PN, 3.50%, 10/15/35		95	92,310
Series 4390, Class CA, 3.50%, 06/15/50		75	73,274
Series 4459, Class BN, 3.00%, 08/15/43		299	272,084
Series 4482, Class DH, 3.00%, 06/15/42		56	54,370
Series 4494, Class KA, 3.75%, 10/15/42		118	115,903
Series 4752, Class PL, 3.00%, 09/15/46		378	354,484
Series 4777, Class CB, 3.50%, 10/15/45		344	331,184
Series 4941, Class MB, 3.00%, 07/25/49		311	274,683
Series 5000, Class MA, 2.00%, 06/25/44		256	230,093
Series 5006, Class KA, 2.00%, 06/25/45		722	641,254
Series 5105, Class LA, 1.50%, 04/15/44		2,627	2,463,878
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		458	422,314
			6,111,311
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		1,370	1,326,517
Mortgage-Backed Securities — 12.8%
Fannie Mae Mortgage-Backed Securities
0.54%, 10/27/25		4,500	4,030,084
2.50%, 12/01/27 - 04/01/32		1,156	1,082,400
3.00%, 09/01/30 - 09/01/35		2,579	2,442,830
4.00%, 03/01/32 - 08/01/49		12,477	12,030,586
4.50%, 09/01/26 - 01/01/48		6,487	6,430,104
5.00%, 07/01/25 - 06/01/39		3,103	3,140,705
(12 mo. LIBOR US + 1.59%), 2.98%, 06/01/45(b)		152	148,196
(12 mo. LIBOR US + 1.59%), 5.47%, 10/01/45(b)		77	76,877
(12 mo. LIBOR US + 1.60%), 3.24%, 07/01/44(b)		136	137,122
(12 mo. LIBOR US + 1.71%), 3.37%, 07/01/43(b)		280	287,178
Freddie Mac Mortgage-Backed Securities
0.60%, 09/30/25		3,000	2,699,848
0.90%, 10/13/27		2,000	1,724,242
2.50%, 11/01/27		199	190,965
3.00%, 02/01/36		377	350,265
4.00%, 09/01/33 - 06/01/37		1,551	1,512,423
4.50%, 03/01/49 - 01/01/50		3,207	3,185,971
(12 mo. LIBOR US + 1.62%), 2.44%, 03/01/45(b)		214	212,255
(12 mo. LIBOR US + 1.62%), 3.22%, 05/01/45(b)		429	417,062
Uniform Mortgage-Backed Securities, 4.50%, 01/01/53(f)		14,100	13,567,779
			53,666,892
Total U.S. Government Sponsored Agency Securities — 14.6% (Cost: $64,602,636)			61,104,720
U.S. Treasury Obligations
U.S. Treasury Notes, 1.50%, 02/29/24		13,000	12,530,781
Total U.S. Treasury Obligations — 3.0% (Cost: $12,548,219)			12,530,781
Total Long-Term Investments — 92.9% (Cost: $410,432,720)			390,011,865
Short-Term Securities
Commercial Paper — 0.3%
HSBC U.S.A., Inc., 4.01%, 06/14/23(g)		1,460	1,426,258

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds — 2.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.90%(h)	9,226,046	$ 9,226,046
		Par (000)
U.S. Treasury Obligations(g) — 6.9%
U.S. Treasury Bills
4.47%, 10/05/23	USD	5,000	4,831,066
4.66%, 11/30/23		25,000	23,970,223
			28,801,289
Total Short-Term Securities — 9.4% (Cost: $39,474,359)			39,453,593
Total Investments Before TBA Sale Commitments — 102.3% (Cost: $449,907,079)			429,465,458
TBA Sale Commitments(f)
Mortgage-Backed Securities — (3.3)%
Uniform Mortgage-Backed Securities, 4.50%, 01/01/53		(14,100)	(13,567,814)
Total TBA Sale Commitments — (3.3)% (Proceeds: $(13,751,249))			(13,567,814)
Total Investments Net of TBA Sale Commitments — 99.0% (Cost: $436,155,830)			415,897,644
Other Assets Less Liabilities — 1.0%			4,007,298
Net Assets — 100.0%			$ 419,904,942
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	Represents or includes a TBA transaction.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	12	03/22/23	$ 1,496	$ (4,978)
U.S. Treasury Notes (2 Year)	713	03/31/23	146,165	148,382
				143,404
Short Contracts
Euro-Bobl	24	03/08/23	2,778	91,748
Euro-Schatz	57	03/08/23	6,009	73,966
Japanese Government Bonds (10 Year)	8	03/13/23	1,163,680	141,114
U.S. Treasury Notes (10 Year)	44	03/22/23	4,934	98,060
U.S. Ultra Treasury Bonds	26	03/22/23	3,472	54,734
U.S. Ultra Treasury Notes (10 Year)	73	03/22/23	8,606	85,266
U.S. Treasury Notes (5 Year)	395	03/31/23	42,592	212,560
				757,448
				$ 900,852

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	382,000	USD	408,302	NatWest Markets PLC	03/15/23	$ 2,735
USD	380,620	CAD	519,000	Royal Bank of Canada	03/15/23	(2,918)
USD	11,814,062	EUR	11,071,000	Deutsche Bank AG	03/15/23	(98,486)
						(101,404)
						$ (98,669)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	USD	4,760	$ (39,788)	$ (11,821)	$ (27,967)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR, 4.30%	Annual	3.66%	Annual	01/05/23(a)	09/30/24	USD	9,575	$ (146,813)	$ 1,716	$ (148,529)
SOFR, 4.30%	Annual	3.22%	Annual	01/05/23(a)	02/28/27	USD	9,575	227,079	3,557	223,522
								$ 80,266	$ 5,273	$ 74,993
(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series S Portfolio
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 113,161,104	$ —	$ 113,161,104
Corporate Bonds	—	126,973,219	—	126,973,219
Foreign Agency Obligations	—	2,289,785	—	2,289,785
Foreign Government Obligations	—	1,005,742	—	1,005,742
Non-Agency Mortgage-Backed Securities	—	71,475,183	—	71,475,183
Preferred Securities	—	1,471,331	—	1,471,331
U.S. Government Sponsored Agency Securities	—	61,104,720	—	61,104,720
U.S. Treasury Obligations	—	12,530,781	—	12,530,781
Short-Term Securities
Commercial Paper	—	1,426,258	—	1,426,258
Money Market Funds	9,226,046	—	—	9,226,046
U.S. Treasury Obligations	—	28,801,289	—	28,801,289
Liabilities
TBA Sale Commitments	—	(13,567,814)	—	(13,567,814)
	$ 9,226,046	$ 406,671,598	$ —	$ 415,897,644
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 2,735	$ —	$ 2,735
Interest Rate Contracts	905,830	223,522	—	1,129,352
Liabilities
Credit Contracts	—	(27,967)	—	(27,967)
Foreign Currency Exchange Contracts	—	(101,404)	—	(101,404)
Interest Rate Contracts	(4,978)	(148,529)	—	(153,507)
	$ 900,852	$ (51,643)	$ —	$ 849,209
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced